Nationwide Life and Annuity Insurance Company
• Nationwide VL Separate Account - D

Prospectus supplement dated September 29, 2006 to
Prospectus dated May 1, 2006

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual funds as investment options under your policy.  Effective October 2, 2006, these investment options will change names as indicated below.

OLD NAME	NEW NAME
FAM Variable Series Funds, Inc. - Mercury American Balanced V.I. Fund: Class II	BlackRock Balanced Capital V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Basic Value V.I. Fund: Class II	BlackRock Basic Value V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Core Bond V.I. Fund: Class II	BlackRock Bond V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Domestic Money V.I. Fund: Class II	BlackRock Money Market V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Fundamental Growth V.I. Fund: Class II	BlackRock Fundamental Growth V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Global Allocation V.I. Fund: Class II	BlackRock Global Allocation V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Global Growth V.I. Fund: Class II	BlackRock Global Growth V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Government Bond V.I. Fund: Class II	BlackRock Government Income V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury High Current Income V.I. Fund: Class II	BlackRock High Income V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Index 500 V.I. Fund: Class II	BlackRock S&P 500 Index V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Large Cap Core V.I. Fund: Class II	BlackRock Large Cap Core V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Large Cap Growth V.I. Fund: Class II	BlackRock Large Cap Growth V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Large Cap Value V.I. Fund: Class II	BlackRock Large Cap Value V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Utilities and Telecom V.I. Fund: Class II	BlackRock Utilities and Telecommunications V.I. Fund: Class II
FAM Variable Series Funds, Inc. - Mercury Value Opportunities V.I. Fund: Class II	BlackRock Value Opportunities V.I. Fund: Class II